Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 197,269.5	$ 2,600.1	₨ 213,782.4
Agri Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	23,569.7	310.7	21,028.5
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	35,554.7	468.6	47,028.8
Road Transportion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	12,961.6	170.8	18,344.8
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	15,124.1	199.3	17,242.9
Agri-Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	13,255.0	174.7	10,829.6
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	86,452.1	1,139.6	₨ 99,307.8
Consumer Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 10,352.3	$ 136.4